Income Taxes (Details) - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Income Taxes [Abstract]
Applicable tax rate	16.50%
Enterprise income tax rate	25.00%
Net operating loss carryforward	$ 120,000	$ 40,000
Net operating loss, description	The NOL will expire approximately $12,000 in 2026, $28,000 in 2027 and approximately $80,000 in 2028.
Valuation allowance for deferred tax assets, description	Management provided a 100% valuation allowance for the deferred tax assets as of May 31, 2023 and May 31, 2022.